Disposition of Long-Term Apartment Rental Business - Schedule of Major Classes of Income from Operations (Details) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Schedule of Major Classes of Income from Operations [Abstract]
Net revenues				¥ 227,687
Operating costs				(242,097)
Selling and marketing expenses				(3)
General and administrative expenses			(2,143)	(21,941)
Research and development expenses				(2,398)
Impairment loss on long-lived assets			(2)	(10,474)
Other (expenses) income, net				2,993
Interest (expenses) income, net			(1)	22
Net loss from discontinued operations			(2,146)	(46,211)
Less: Net loss from discontinued operations attributable to noncontrolling interests
Net loss from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders			(2,146)	(46,211)
Gain on the sale of discontinued operations, net of tax			388,491
Net loss (income) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders			¥ 386,345	¥ (46,211)